Other disclosures - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Asset Swap model | Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs		€ (400)
Asset Swap model | Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs		0
Volatility option model | Financial liabilities held for trading | Cap&Floor | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (250)	(500)
Volatility option model | Financial liabilities held for trading | Cap&Floor | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ 140	€ 400
Volatility option model | Financial liabilities held for trading | Cap&Floor | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Volatility option model | Financial liabilities held for trading | Cap&Floor | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Volatility option model | Financial liabilities held for trading | Cap&Floor | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.2618	0.3630
Repodeal model | Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (250)
Repodeal model | Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	0
CCS | Financial assets held for trading | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(90)	€ (110)
CCS | Financial assets held for trading | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 90	€ 110
CCS | Financial assets held for trading | Discounted Cash Flows | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.007)	(0.007)
CCS | Financial assets held for trading | Discounted Cash Flows | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.007	0.007
CCS | Financial assets held for trading | Discounted Cash Flows | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0073	0.0073
CCS | Financial assets held for trading | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (140)	€ (30)
CCS | Financial assets held for trading | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 110	€ 30
CCS | Financial assets held for trading | Forward estimation | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0004)	0.0004
CCS | Financial assets held for trading | Forward estimation | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0004	(0.0004)
CCS | Financial assets held for trading | Forward estimation | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0400	(0.0009)
EQ Options | Financial assets held for trading | EQ option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (240)	€ (240)
EQ Options | Financial assets held for trading | EQ option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 500	€ 520
EQ Options | Financial assets held for trading | EQ option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
EQ Options | Financial assets held for trading | EQ option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
EQ Options | Financial assets held for trading | EQ option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.6130	0.6120
EQ Options | Financial assets held for trading | Local volatility | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,530)	€ (6,820)
EQ Options | Financial assets held for trading | Local volatility | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 3,530	€ 6,820
EQ Options | Financial assets held for trading | Local volatility | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
EQ Options | Financial assets held for trading | Local volatility | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
EQ Options | Financial assets held for trading | Local volatility | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.4000	0.4000
FRAs | Financial assets held for trading | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (770)	€ (910)
FRAs | Financial assets held for trading | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 640	€ 730
FRAs | Financial assets held for trading | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
FRAs | Financial assets held for trading | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.04	0.04
FRAs | Financial assets held for trading | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0181	0.0178
FX Options | Financial assets held for trading | FX option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (230)	€ (280)
FX Options | Financial assets held for trading | FX option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 390	€ 500
FX Options | Financial assets held for trading | FX option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
FX Options | Financial assets held for trading | FX option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.50	0.50
FX Options | Financial assets held for trading | FX option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3137	0.3214
Inflation Derivatives | Financial assets held for trading | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (430)	€ (560)
Inflation Derivatives | Financial assets held for trading | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 220	€ 280
Inflation Derivatives | Financial assets held for trading | Asset Swap model | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.50)	(0.50)
Inflation Derivatives | Financial assets held for trading | Asset Swap model | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.50	0.50
Inflation Derivatives | Financial assets held for trading | Asset Swap model | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.5000
Inflation Derivatives | Financial assets held for trading | Volatility option model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (350)	€ (470)
Inflation Derivatives | Financial assets held for trading | Volatility option model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 190	€ 240
Inflation Derivatives | Financial assets held for trading | Volatility option model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Inflation Derivatives | Financial assets held for trading | Volatility option model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.40	0.40
Inflation Derivatives | Financial assets held for trading | Volatility option model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1404	0.1329
IR Futures | Financial assets held for trading | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (840)	€ (1,090)
IR Futures | Financial assets held for trading | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 570	€ 710
IR Futures | Financial assets held for trading | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
IR Futures | Financial assets held for trading | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.15	0.15
IR Futures | Financial assets held for trading | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0602	0.0591
IR Options | Financial assets held for trading | IR option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (150)	€ (200)
IR Options | Financial assets held for trading | IR option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 220	€ 310
IR Options | Financial assets held for trading | IR option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
IR Options | Financial assets held for trading | IR option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.60	0.60
IR Options | Financial assets held for trading | IR option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3582	0.3628
IRS | Financial assets held for trading | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (60)	€ (70)
IRS | Financial assets held for trading | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 110	€ 130
IRS | Financial assets held for trading | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.059)	(0.06)
IRS | Financial assets held for trading | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.127	0.128
IRS | Financial assets held for trading | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1027	0.1036
IRS | Financial assets held for trading | Discounted Cash Flows on credit spread | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,820)	€ (7,210)
IRS | Financial assets held for trading | Discounted Cash Flows on credit spread | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2,490	€ 4,160
IRS | Financial assets held for trading | Discounted Cash Flows on credit spread | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.545	0.01031
IRS | Financial assets held for trading | Discounted Cash Flows on credit spread | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	6.323	0.03756
IRS | Financial assets held for trading | Discounted Cash Flows on credit spread | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.5606	0.7191
IRS | Financial assets held for trading | Discounted Cash Flows on swap rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ (230)
IRS | Financial assets held for trading | Discounted Cash Flows on swap rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0	€ 100
IRS | Financial assets held for trading | Discounted Cash Flows on swap rate | Minimum | Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.09	0.077
IRS | Financial assets held for trading | Discounted Cash Flows on swap rate | Maximum | Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.094	0.082
IRS | Financial assets held for trading | Discounted Cash Flows on swap rate | Weighted average | Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0928	(0.0287)
IRS | Financial assets held for trading | Forward estimation on interest rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (30)	€ (270)
IRS | Financial assets held for trading | Forward estimation on interest rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 30	€ 170
IRS | Financial assets held for trading | Forward estimation on interest rate | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.000895)	(0.000898)
IRS | Financial assets held for trading | Forward estimation on interest rate | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001518	0.001112
IRS | Financial assets held for trading | Forward estimation on prepayment rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ 0
IRS | Financial assets held for trading | Forward estimation on prepayment rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0	€ 0
IRS | Financial assets held for trading | Forward estimation on prepayment rate | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.06	0.06
IRS | Financial assets held for trading | Forward estimation on prepayment rate | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.12	0.12
IRS | Financial assets held for trading | Forward estimation | Others
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0005	(0.0005)
IRS | Financial assets held for trading | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (5,270)	€ (1,490)
IRS | Financial assets held for trading | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	3,170	0
IRS | Financial assets held for trading | Prepayment modelling | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(80)	(90)
IRS | Financial assets held for trading | Prepayment modelling | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 70	€ 50
IRS | Financial assets held for trading | Prepayment modelling | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.025	0.025
IRS | Financial assets held for trading | Prepayment modelling | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.062	0.062
IRS | Financial assets held for trading | Prepayment modelling | Weighted average | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0425	0.0044
IRS | Financial assets held for trading | Discounted Cash Flows on inflation swap rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (40)
IRS | Financial assets held for trading | Discounted Cash Flows on inflation swap rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 10
IRS | Financial assets held for trading | Discounted Cash Flows on inflation swap rate | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.008)
IRS | Financial assets held for trading | Discounted Cash Flows on inflation swap rate | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.065
IRS | Financial assets held for trading | Discounted Cash Flows on inflation swap rate | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0181
Others | Financial assets held for trading | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (560)
Others | Financial assets held for trading | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 250
Others | Financial assets held for trading | Forward estimation | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Others | Financial assets held for trading | Forward estimation | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02
Others | Financial assets held for trading | Forward estimation | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0062
Property derivatives | Financial assets held for trading | Option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,150)	€ (2,620)
Property derivatives | Financial assets held for trading | Option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 8,150	€ 2,620
Property derivatives | Financial assets held for trading | Option pricing model | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Property derivatives | Financial assets held for trading | Option pricing model | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Property derivatives | Financial assets held for trading | Option pricing model | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0250	0.0250
Securitisation Swap | Financial assets held for trading | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (110)
Securitisation Swap | Financial assets held for trading | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 110
Securitisation Swap | Financial assets held for trading | Discounted Cash Flows | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90
Securitisation Swap | Financial assets held for trading | Discounted Cash Flows | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10
Securitisation Swap | Financial assets held for trading | Discounted Cash Flows | Weighted average | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.4000)
Swaptions | Financial assets held for trading | IR option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (100)	€ (130)
Swaptions | Financial assets held for trading | IR option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 210	€ 270
Swaptions | Financial assets held for trading | IR option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Swaptions | Financial assets held for trading | IR option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.40	0.40
Swaptions | Financial assets held for trading | IR option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.2732	0.2667
Corporate debt | Financial assets held for trading | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ 0
Corporate debt | Financial assets held for trading | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Corporate debt | Financial assets held for trading | Price based | Minimum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.064	0.85
Corporate debt | Financial assets held for trading | Price based | Maximum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.086	1.15
Corporate debt | Financial assets held for trading | Price based | Weighted average | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0112	0.1500
Corporate debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,130)	€ (1,230)
Corporate debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1,150	€ 1,200
Corporate debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Corporate debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.20	0.20
Corporate debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1007	0.0988
Corporate debt | Non-trading financial assets mandatorily at fair value through profit or loss | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (330)	€ (600)
Corporate debt | Non-trading financial assets mandatorily at fair value through profit or loss | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 330	€ 600
Corporate debt | Non-trading financial assets mandatorily at fair value through profit or loss | Discounted Cash Flows | Minimum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0001)	(0.0001)
Corporate debt | Non-trading financial assets mandatorily at fair value through profit or loss | Discounted Cash Flows | Maximum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Corporate debt | Non-trading financial assets mandatorily at fair value through profit or loss | Discounted Cash Flows | Weighted average | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0001	0.0001
Loans | Financial assets at fair value through profit and loss | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (310)	€ (260)
Loans | Financial assets at fair value through profit and loss | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 310	€ 260
Loans | Financial assets at fair value through profit and loss | Discounted Cash Flows | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Loans | Financial assets at fair value through profit and loss | Discounted Cash Flows | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.007	0.014
Loans | Financial assets at fair value through profit and loss | Discounted Cash Flows | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0031	0.0066
Loans | Financial assets at fair value with changes in other comprehensive income | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,740)	€ 0
Loans | Financial assets at fair value with changes in other comprehensive income | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Loans | Financial assets at fair value with changes in other comprehensive income | Forward estimation | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0130	0.0077
Loans | Financial assets at fair value with changes in other comprehensive income | Forward estimation | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0450	0.0242
Loans | Financial assets at fair value with changes in other comprehensive income | Forward estimation | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(1.3000)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on credit spread | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (47,190)	€ (400)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on credit spread | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	0	0
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on interest rate curve | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(130)	(100)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on interest rate curve | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 130	€ 100
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on interest rate curve | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.001)	(0.001)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on interest rate curve | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on interest rate curve | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0008	0.0012
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on margin of a refernce portfolio | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (12,000)	€ (13,100)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on margin of a refernce portfolio | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 12,010	€ 13,000
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on margin of a refernce portfolio | Minimum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.01)	(0.0001)
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on margin of a refernce portfolio | Maximum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01	0.0001
Loans | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows on margin of a refernce portfolio | Weighted average | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0100	0.0100
Mortgage portfolio | Financial assets at fair value through profit and loss | Black Scholes Model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,160)	€ (1,900)
Mortgage portfolio | Financial assets at fair value through profit and loss | Black Scholes Model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1,160	€ 1,900
Mortgage portfolio | Financial assets at fair value through profit and loss | Black Scholes Model | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Mortgage portfolio | Financial assets at fair value through profit and loss | Black Scholes Model | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Mortgage portfolio | Financial assets at fair value through profit and loss | Black Scholes Model | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0250	0.0250
Government debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,840)	€ (4,140)
Government debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 8,550	€ 20,690
Government debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Minimum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Government debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Maximum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Government debt | Financial assets at fair value through profit and loss | Discounted Cash Flows | Weighted average | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0492	0.0833
Government debt | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (620)	€ 0
Government debt | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 620	€ 0
Government debt | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.007)	0.006
Government debt | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.007	0.008
Government debt | Financial assets at fair value with changes in other comprehensive income | Discounted Cash Flows | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0068	0.0009
Other debt securities | Financial assets at fair value through profit and loss | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,510)	€ (5,470)
Other debt securities | Financial assets at fair value through profit and loss | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4,060	€ 4,920
Other debt securities | Financial assets at fair value through profit and loss | Forward estimation | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Other debt securities | Financial assets at fair value through profit and loss | Forward estimation | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Other debt securities | Financial assets at fair value through profit and loss | Forward estimation | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0474	0.0474
Property securities | Non-trading financial assets mandatorily at fair value through profit or loss | Probability weighting | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (930)	€ (1,200)
Property securities | Non-trading financial assets mandatorily at fair value through profit or loss | Probability weighting | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 930	€ 1,200
Property securities | Non-trading financial assets mandatorily at fair value through profit or loss | Probability weighting | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Property securities | Non-trading financial assets mandatorily at fair value through profit or loss | Probability weighting | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Property securities | Non-trading financial assets mandatorily at fair value through profit or loss | Probability weighting | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0250	0.0250
Equity instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (131,540)	€ (123,100)
Equity instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 131,540	€ 123,100
Equity instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Price based | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Equity instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Price based | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Equity instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Price based | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1000	0.1000
Equity instruments | Financial assets at fair value with changes in other comprehensive income | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (70,050)	€ (82,100)
Equity instruments | Financial assets at fair value with changes in other comprehensive income | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 70,050	€ 82,100
Equity instruments | Financial assets at fair value with changes in other comprehensive income | Price based | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Equity instruments | Financial assets at fair value with changes in other comprehensive income | Price based | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Equity instruments | Financial assets at fair value with changes in other comprehensive income | Price based | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	0.1000
Cap&Floor | Financial assets held for trading | Volatility option model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (500)
Cap&Floor | Financial assets held for trading | Volatility option model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 430
Cap&Floor | Financial assets held for trading | Volatility option model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.10
Cap&Floor | Financial assets held for trading | Volatility option model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.90
Cap&Floor | Financial assets held for trading | Volatility option model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.3630
Convertibility curve- inputs: NDFs Offshore | Financial assets held for trading | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (650)
Convertibility curve- inputs: NDFs Offshore | Financial assets held for trading | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 280
Convertibility curve- inputs: NDFs Offshore | Financial assets held for trading | Forward estimation | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Convertibility curve- inputs: NDFs Offshore | Financial assets held for trading | Forward estimation | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.02
Convertibility curve- inputs: NDFs Offshore | Financial assets held for trading | Forward estimation | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0061